Disaggregated Revenues	6 Months Ended
Jun. 30, 2026
Disaggregated Revenues [Abstract]
DISAGGREGATED REVENUES

NOTE 16 — DISAGGREGATED REVENUES

The Company’s main business operations are to provide: (i) IVF treatment service; and (ii) fertility referral services.

Revenue from external customers	June 30, 2026	June 30, 2025
IVF treatment service	$1,574,320	$2,019,628
Fertility referral services	350,561	—
Total revenues	$1,924,881	$2,019,628

Geographical information

Revenue from external customers originated from	June 30, 2026	June 30, 2025
HK SAR	—	$—
Kyrgyzstan	728,054	1,053,907
Cambodia	243,153	354,933
Thailand	905,033	576,102
US	48,641	—
China	—	34,686
Total revenues	1,924,881	$2,019,628

The revenue information above is based on the locations where the revenue originated.

Long-lived assets located at	June 30, 2026	December 31, 2025
HK SAR	$261,595	209,630
US	22,677,902	22,832,236
Kyrgyzstan	—	—
Cambodia	329,031	354,660
Thailand	354,929	311,845
	$23,623,457	23,708,371

The Company’s long-lived assets consist of plant and equipment, net, intangible assets, net and operating leases right-of-use assets, net.